Balance Sheets - USD ($)		Mar. 31, 2016	Mar. 31, 2015
CURRENT ASSETS
Cash
TOTAL ASSETS		0	0
CURRENT LIABILITIES
Due to Related Party		40,171	238,254
Accounts payable and accrued liabilities		5,485
Contingent liabilities		177,270	177,270
TOTAL LIABILITIES		222,926	415,524
STOCKHOLDERS' DEFICIT
Common stock, $0.00001 par value, 500,000,000 shares authorized; 372,375, and 1,125 shares issued and outstanding at March 31, 2016 and March 31, 2015, respectively	[1]	4
Common stock payable			390,000
Additional paid-in capital		15,038,381	13,930,590
Accumulated deficit		(15,261,391)	(14,736,194)
TOTAL STOCKHOLDERS' DEFICIT		(222,926)	(415,524)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT		0	0
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock		80	80
Series B Preferred Stock [Member]
STOCKHOLDERS' DEFICIT
Preferred stock

[1]	All common share amounts and per share amounts in these financial statements reflect the 1-for-200 share reverse split of the issued and outstanding shares of common stock of the Company, effective July 13, 2016, including retroactive adjustment of common share amounts.